Annual Total Returns ((WFA International Bond Fund))	0 Months Ended
Mar. 01, 2013
(WFA Income Funds - Retail) | Class A
Bar Chart Table:
Annual Return 2002	20.98%
Annual Return 2003	13.60%
Annual Return 2004	(7.86%)
Annual Return 2005	3.92%
Annual Return 2006	9.12%
Annual Return 2007	8.37%
Annual Return 2008	9.73%
Annual Return 2009	7.30%
Annual Return 2010	3.91%
Annual Return 2011	5.54%
(WFA Income Funds - Administrator) | Administrator Class
Bar Chart Table:
Annual Return 2003	21.05%
Annual Return 2004	13.87%
Annual Return 2005	(7.69%)
Annual Return 2006	4.02%
Annual Return 2007	9.30%
Annual Return 2008	8.48%
Annual Return 2009	9.88%
Annual Return 2010	7.45%
Annual Return 2011	4.11%
Annual Return 2012	5.76%
(WFA Income Funds - Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2003	21.20%
Annual Return 2004	14.00%
Annual Return 2005	(7.58%)
Annual Return 2006	4.14%
Annual Return 2007	9.43%
Annual Return 2008	8.61%
Annual Return 2009	10.01%
Annual Return 2010	7.55%
Annual Return 2011	4.31%
Annual Return 2012	5.84%
(WFA Income Funds - R6) | Class R6
Bar Chart Table:
Annual Return 2003	21.20%
Annual Return 2004	14.00%
Annual Return 2005	(7.58%)
Annual Return 2006	4.14%
Annual Return 2007	9.43%
Annual Return 2008	8.61%
Annual Return 2009	10.01%
Annual Return 2010	7.55%
Annual Return 2011	4.31%
Annual Return 2012	5.94%